UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22668

ETF Series Solutions
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Paul R. Fearday
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414)-765-5346
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  June 30, 2015

Item 1. Reports to Stockholders.

Semi-Annual Report

June 30, 2015

Diamond Hill Valuation-Weighted 500 ETF

Ticker: DHVW

Diamond Hill Valuation-Weighted 500 ETF

Diamond Hill Valuation-Weighted 500 ETF

Dear Shareholders:

On May 11, 2015, we launched the Diamond Hill Valuation-Weighted 500 ETF (NYSE: DHVW).

We strongly believe that a company’s intrinsic value is independent of its current price, which can be affected over the short-term by a number of factors including the impact of capital structure on reported earnings and the emotional reaction of investors to market conditions.  Our methodology seeks to address these shortcomings and provides a forward-looking framework for assessing a company’s future value.  As a result, we believe DHVW gives advisors and investors a better way to establish broad exposure to the U.S. large cap equity markets.

DHVW seeks to track the total return performance, before fees and expenses, of the Diamond Hill Valuation-Weighted 500 index (inception June 28, 2013), a rules-based, proprietary intrinsic value capitalization-weighted index.  Traditional market capitalization-weighted indexes are based on current market price and can overweight overvalued securities and underweight those that may be undervalued.  By contrast, the intrinsic value calculation is designed to look beyond current market price and estimate intrinsic value based on cash flows over the next five years.  This forward-looking element is an important distinction to the current price snapshot used by market capitalization-weighted indexes.  DHVW seeks to generate excess return over market capitalization-weighted strategies over a five-year period.

DHVW was originally established as a limited partnership on December 30, 2011.  The partnership and its investment track record have been reorganized into the newly launched ETF.

To learn more about Diamond Hill and the Diamond Hill Valuation-Weighted 500 ETF methodology, please visit our website at www.diamond-hill.com.  We thank you for the confidence you have placed in us.

Sincerely,

Ric Dillon, CFA
CEO and Portfolio Manager
Diamond Hill Capital Management, Inc.

The fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the investment company, and it may be obtained by calling (206)633-6668, or visiting www.sec.gov/Archives/edgar/data/1540305/000089418914002790/ess-fr_485a.htm. Read it carefully before investing.

Investing involves risk. Principal loss is possible. The Fund has the same risks as the underlying securities traded on the exchange throughout the day. Redemptions are limited and often commissions are charged on each trade, and ETFs may trade at a premium or discount to their net

Diamond Hill Valuation-Weighted 500 ETF

asset value. The fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Therefore, the Fund is more exposed to individual stock volatility than a diversified fund. The Funds may experience tracking error to a greater extent than a fund that seeks to replicate an index. The Funds are not actively managed and may be affected by a general decline in market segments related to the index. Unlike mutual funds, ETFs may trade at a premium or discount to their net asset value.

Past performance is not a guarantee of future results.

The Diamond Hill Valuation-Weighted 500 (the “Index”) is an Index of Diamond Hill Capital Management, Inc. and is calculated and distributed by Solactive AG. The Index applies a version of the Diamond Hill Investment Model to estimate the intrinsic value of each company. An investment cannot be made directly into an index.

Cash flow adjusts the income figures to a cash basis. Cash flow from operations is cash flow after adjusting for operating differences such as depreciation, but before adjusting for investments (such as purchases of plants or equipment) or financing. This information is taken directly from the cash-flow statement of the company’s most-recent annual report.

Fund holdings are subject to change and are no a recommendation to buy or sell any security. For a complete listing of the fund’s holdings please view the schedule of investments on page 4.

Diamond Hill Valuation-Weighted 500 ETF

PORTFOLIO ALLOCATION
As of June 30, 2015 (Unaudited)

Percentage of
Sector	Total Net Assets
Information Technology	19.7%
Financials	18.5
Consumer Discretionary	14.5
Health Care	13.7
Industrials	10.7
Consumer Staples	8.5
Energy	5.9
Materials	3.3
Telecommunication Services	2.7
Utilities	2.4
Money Market Funds	0.3
Liabilities in Excess of Other Assets	-0.2
TOTAL	100.0%

\

Diamond Hill Valuation-Weighted 500 ETF

SCHEDULE OF INVESTMENTS
June 30, 2015 (Unaudited)

Shares		Value

COMMON STOCKS – 99.9%

	Consumer Discretionary – 14.5%
37	Advance Auto Parts, Inc.	$5,894
189	Amazon.com, Inc. (a)	82,043
54	AutoNation, Inc. (a)	3,401
14	AutoZone, Inc. (a)	9,337
84	Bed Bath & Beyond, Inc. (a)	5,794
173	Best Buy Company, Inc.	5,642
84	BorgWarner, Inc.	4,775
70	CarMax, Inc. (a)	4,635
446	Carnival Corporation	22,028
245	CBS Corporation	13,598
114	Charter Communications, Inc. (a)	19,523
13	Chipotle Mexican Grill, Inc. (a)	7,865
1,201	Comcast Corporation	72,228
191	D.R. Horton, Inc.	5,226
62	Darden Restaurants, Inc.	4,407
135	Delphi Automotive plc	11,487
175	DIRECTV (a)	16,238
235	Discovery Communications, Inc. (a)	7,816
58	DISH Network Corporation (a)	3,927
119	Dollar General Corporation	9,251
107	Dollar Tree, Inc. (a)	8,452
67	Foot Locker, Inc.	4,490
2,112	Ford Motor Company	31,701
76	Garmin Ltd.	3,339
1,373	General Motors Company	45,762
56	Genuine Parts Company	5,013
74	GoPro, Inc. (a)	3,901
182	Hanesbrands, Inc.	6,064
93	Harley-Davidson, Inc.	5,241
35	Harman International Industries, Inc.	4,163
58	Hasbro, Inc.	4,338
417	Hilton Worldwide Holdings, Inc. (a)	11,488
79	Jarden Corporation (a)	4,088
341	Johnson Controls, Inc.	16,890
95	Kohl’s Corporation	5,948
100	L Brands, Inc.	8,573

The accompanying notes are an integral part of these financial statements.

Diamond Hill Valuation-Weighted 500 ETF

SCHEDULE OF INVESTMENTS
June 30, 2015 (Unaudited) (Continued)

Shares		Value

COMMON STOCKS (Continued)

	Consumer Discretionary (Continued)
324	Las Vegas Sands Corporation	$17,033
36	Lear Corporation	4,041
107	Lennar Corporation	5,461
148	Liberty Interactive Corporation (a)	4,107
133	Liberty Media Corporation (a)	4,793
145	LKQ Corporation (a)	4,386
472	Lowe’s Companies, Inc.	31,610
159	Macy’s, Inc.	10,728
132	Marriott International, Inc.	9,819
321	McDonald’s Corporation	30,517
218	MGM Resorts International (a)	3,979
158	Michael Kors Holdings Ltd. (a)	6,650
32	Mohawk Industries, Inc. (a)	6,109
28	Netflix, Inc. (a)	18,394
84	Newell Rubbermaid, Inc.	3,453
350	Nike, Inc.	37,807
81	Nordstrom, Inc.	6,035
139	Norwegian Cruise Line Holdings Ltd. (a)	7,790
42	O’Reilly Automotive, Inc. (a)	9,491
93	Omnicom Group, Inc.	6,463
35	Polaris Industries, Inc.	5,184
176	PulteGroup, Inc.	3,546
30	PVH Corporation	3,456
32	Ralph Lauren Corporation	4,236
174	Ross Stores, Inc.	8,458
144	Royal Caribbean Cruises Ltd.	11,331
2,006	Sirius XM Holdings, Inc. (a)	7,482
610	Starbucks Corporation	32,704
41	Starwood Hotels & Resorts Worldwide, Inc.	3,325
320	Target Corporation	26,121
61	Tesla Motors, Inc. (a)	16,364
200	The Gap, Inc.	7,634
215	The Goodyear Tire & Rubber Company	6,482
574	The Home Depot, Inc.	63,788
21	The Priceline Group, Inc. (a)	24,179
285	The TJX Companies, Inc.	18,858

The accompanying notes are an integral part of these financial statements.

Diamond Hill Valuation-Weighted 500 ETF

SCHEDULE OF INVESTMENTS
June 30, 2015 (Unaudited) (Continued)

Shares		Value

COMMON STOCKS (Continued)

	Consumer Discretionary (Continued)
709	The Walt Disney Company	$80,924
55	Tiffany & Company	5,049
105	Time Warner Cable, Inc.	18,708
483	Time Warner, Inc.	42,219
114	Toll Brothers, Inc. (a)	4,354
47	Tractor Supply Company	4,227
56	TripAdvisor, Inc. (a)	4,880
931	Twenty-First Century Fox, Inc.	30,299
27	ULTA Salon Cosmetics & Fragrance, Inc. (a)	4,170
83	Under Armour, Inc. (a)	6,926
172	V.F. Corporation	11,995
217	Viacom, Inc.	14,027
46	Whirlpool Corporation	7,961
50	Wyndham Worldwide Corporation	4,096
158	Yum! Brands, Inc.	14,233
		1,210,448
	Consumer Staples – 8.5%
740	Altria Group, Inc.	36,193
245	Archer-Daniels-Midland Company	11,814
69	Brown-Forman Corporation	6,912
74	Bunge Ltd.	6,497
91	Campbell Soup Company	4,336
51	Church & Dwight Company, Inc.	4,138
307	Colgate-Palmolive Company	20,081
91	Constellation Brands, Inc.	10,558
153	Costco Wholesale Corporation	20,664
513	CVS Health Corporation	53,803
69	Dr Pepper Snapple Group, Inc.	5,030
231	General Mills, Inc.	12,871
105	Hormel Foods Corporation	5,919
110	Kellogg Company	6,897
61	Keurig Green Mountain, Inc.	4,674
127	Kimberly-Clark Corporation	13,458
140	Kraft Foods Group, Inc.	11,920
44	McCormick & Company, Inc.	3,562
75	Mead Johnson Nutrition Company	6,767

The accompanying notes are an integral part of these financial statements.

Diamond Hill Valuation-Weighted 500 ETF

SCHEDULE OF INVESTMENTS
June 30, 2015 (Unaudited) (Continued)

Shares		Value

COMMON STOCKS (Continued)

	Consumer Staples (Continued)
627	Mondelez International, Inc.	$25,795
65	Monster Beverage Corporation (a)	8,711
491	Pepsico, Inc.	45,830
488	Philip Morris International, Inc.	39,123
174	Pilgrim’s Pride Corporation	3,997
212	Reynolds American, Inc.	15,828
183	Sysco Corporation	6,606
41	The Clorox Company	4,265
1,378	The Coca-Cola Company	54,060
137	The Estee Lauder Companies, Inc.	11,872
84	The Hershey Company	7,462
69	The J. M. Smucker Company	7,480
201	The Kroger Company	14,575
912	The Procter & Gamble Company	71,354
265	Tyson Foods, Inc.	11,297
159	Walgreens Boots Alliance, Inc.	13,426
1,622	Wal-Mart Stores, Inc.	115,049
71	Whitewave Foods Company (a)	3,470
125	Whole Foods Market, Inc.	4,930
		711,224
	Energy – 5.9%
112	Anadarko Petroleum Corporation	8,743
163	Antero Resources Corporation (a)	5,597
89	Apache Corporation	5,129
92	Baker Hughes, Inc.	5,676
43	Buckeye Partners LP	3,179
151	Cabot Oil & Gas Corporation	4,763
278	Chesapeake Energy Corporation	3,105
586	Chevron Corporation	56,532
320	ConocoPhillips	19,651
91	Continental Resources, Inc. (a)	3,857
384	Energy Transfer Equity LP	24,642
169	Energy Transfer Partners LP	8,822
623	Enterprise Products Partners LP	18,621
104	EOG Resources, Inc.	9,105
70	EQT Corporation	5,694

The accompanying notes are an integral part of these financial statements.

Diamond Hill Valuation-Weighted 500 ETF

SCHEDULE OF INVESTMENTS
June 30, 2015 (Unaudited) (Continued)

Shares		Value

COMMON STOCKS (Continued)

	Energy (Continued)
1,059	Exxon Mobil Corporation	$88,110
296	Halliburton Company	12,749
89	Hess Corporation	5,952
544	Kinder Morgan, Inc.	20,884
77	Magellan Midstream Partners LP	5,650
223	Marathon Oil Corporation	5,918
232	Marathon Petroleum Corporation	12,136
105	National Oilwell Varco, Inc.	5,069
74	Noble Energy, Inc.	3,158
175	Occidental Petroleum Corporation	13,610
116	ONEOK Partners LP	3,944
186	Phillips 66	14,984
132	Plains All American Pipeline LP	5,751
412	Schlumberger Ltd.	35,510
503	SeaDrill Ltd.	5,201
231	Spectra Energy Corporation	7,531
88	Spectra Energy Partners LP	4,057
131	Sunoco Logistics Partners LP	4,982
61	Tesoro Corporation	5,149
288	Transocean Ltd.	4,643
376	Valero Energy Corporation	23,538
303	Weatherford International plc (a)	3,718
162	Williams Companies, Inc.	9,297
180	Williams Partners LP	8,717
		493,374
	Financials – 18.5%
161	ACE Limited	16,370
34	Affiliated Managers Group, Inc. (a)	7,432
244	AFLAC, Inc.	15,177
148	Ally Financial, Inc. (a)	3,320
580	American Express Company	45,077
704	American International Group, Inc.	43,520
155	American Tower Corporation (b)	14,460
119	Ameriprise Financial, Inc.	14,867
428	Annaly Capital Management, Inc. (b)	3,933
190	Aon plc	18,939

The accompanying notes are an integral part of these financial statements.

Diamond Hill Valuation-Weighted 500 ETF

SCHEDULE OF INVESTMENTS
June 30, 2015 (Unaudited) (Continued)

Shares		Value

COMMON STOCKS (Continued)

	Financials (Continued)
51	Arch Capital Group Ltd. (a)	$3,415
123	Arthur J Gallagher & Company	5,818
32	Avalonbay Communities, Inc. (b)	5,116
5,385	Bank America Corporation	91,653
372	BB&T Corporation	14,995
707	Berkshire Hathaway, Inc. (a)	96,229
77	BlackRock, Inc.	26,640
27	Boston Properties, Inc. (b)	3,268
300	Capital One Financial Corporation	26,391
137	CBRE Group, Inc. (a)	5,069
107	CIT Group, Inc.	4,974
1,829	Citigroup, Inc.	101,034
308	Citizens Financial Group, Inc.	8,411
96	CME Group, Inc.	8,934
131	CNA Financial Corporation	5,006
82	Comerica, Inc.	4,208
103	Crown Castle International, Corporation (b)	8,271
229	Discover Financial Services	13,195
138	E Trade Financial Corporation (a)	4,133
20	Equinix, Inc. (b)	5,080
106	Equity Residential (b)	7,438
16	Essex Property Trust, Inc. (b)	3,400
23	Everest Re Group Ltd.	4,186
187	Fidelity National Financial, Inc.	6,917
361	Fifth Third Bancorp	7,516
54	First Republic Bank San Francis	3,404
287	Franklin Resources, Inc.	14,072
177	HCP, Inc. (b)	6,455
112	Health Care REIT Inc. (b)	7,351
254	Host Hotels & Resorts, Inc. (b)	5,037
295	Huntington Bancshares, Inc.	3,336
57	Intercontinental Exchange, Inc.	12,746
237	Invesco Ltd.	8,885
105	Iron Mountain, Inc. (b)	3,255
1,826	JPMorgan Chase & Company	123,730
386	KeyCorp	5,798

The accompanying notes are an integral part of these financial statements.

Diamond Hill Valuation-Weighted 500 ETF

SCHEDULE OF INVESTMENTS
June 30, 2015 (Unaudited) (Continued)

Shares		Value

COMMON STOCKS (Continued)

	Financials (Continued)
182	Kimco Realty Corporation (b)	$4,102
294	KKR & Company LP	6,718
107	Lazard Ltd.	6,018
139	Lincoln National Corporation	8,232
212	Loews Corporation	8,164
54	M&T Bank Corporation	6,746
215	Marsh & McLennan Companies, Inc.	12,191
172	McGraw Hill Financial, Inc.	17,277
639	MetLife, Inc.	35,778
125	Moody’s Corporation	13,495
1,027	Morgan Stanley	39,837
98	Northern Trust Corporation	7,493
242	Principal Financial Group, Inc.	12,412
244	Progressive Corporation	6,791
285	Prudential Financial, Inc.	24,943
46	Public Storage (b)	8,481
84	Raymond James Financial, Inc.	5,005
130	Realogy Holdings Corporation (a)	6,074
561	Regions Financial Corporation	5,812
53	Reinsurance Group of America, Inc.	5,028
86	SEI Investments Company	4,217
96	Simon Property Group, Inc (b)	16,610
29	SL Green Realty Corporation (b)	3,187
189	State Street Corporation	14,553
272	SunTrust Banks, Inc.	11,701
282	Synchrony Financial (a)	9,286
109	T. Rowe Price Group, Inc.	8,473
244	TD Ameritrade-Holding Corporation	8,984
176	The Allstate Corporation	11,417
485	The Bank New York Mellon Corporation	20,355
201	The Blackstone Group L.P.	8,215
533	The Charles Schwab Corporation	17,402
123	The Chubb Corporation	11,702
231	The Goldman Sachs Group, Inc.	48,231
261	The Hartford Financial Services Group, Inc.	10,850
133	The Nasdaq OMX Group, Inc.	6,492

The accompanying notes are an integral part of these financial statements.

Diamond Hill Valuation-Weighted 500 ETF

SCHEDULE OF INVESTMENTS
June 30, 2015 (Unaudited) (Continued)

Shares		Value

COMMON STOCKS (Continued)

	Financials (Continued)
198	The PNC Financial Services Group, Inc.	$18,939
170	The Travelers Companies, Inc.	16,432
72	Torchmark Corporation	4,192
114	Unum Group	4,076
797	US Bancorp	34,590
119	Ventas, Inc. (b)	7,389
51	Vornado Realty Trust (b)	4,841
216	Voya Financial, Inc.	10,038
2,318	Wells Fargo & Company	130,365
184	Weyerhaeuser Company (b)	5,796
71	Willis Group Holdings Public Ltd.	3,330
135	XL Group plc	5,022
		1,545,743
	Health Care – 13.7%
487	Abbott Laboratories	23,902
618	AbbVie, Inc.	41,523
153	Aetna, Inc.	19,501
70	Alexion Pharmaceuticals, Inc. (a)	12,654
215	Allergan plc (a)	65,244
123	AmerisourceBergen Corporation	13,080
307	Amgen, Inc.	47,131
110	Anthem, Inc.	18,055
149	Baxter International, Inc.	10,420
91	Becton, Dickinson and Company	12,890
105	Biogen, Inc. (a)	42,414
337	Boston Scientific Corporation (a)	5,965
404	Bristol-Myers Squibb Company	26,882
124	Cardinal Health, Inc.	10,373
98	Catamaran Corporation (a)	5,986
373	Celgene Corporation (a)	43,169
56	Centene Corporation (a)	4,502
149	Cerner Corporation (a)	10,290
117	Cigna Corporation	18,954
93	Community Health System, Inc. (a)	5,856
25	C.R. Bard, Inc.	4,268
72	DaVita HealthCare Partners, Inc. (a)	5,722

The accompanying notes are an integral part of these financial statements.

Diamond Hill Valuation-Weighted 500 ETF

SCHEDULE OF INVESTMENTS
June 30, 2015 (Unaudited) (Continued)

Shares		Value

COMMON STOCKS (Continued)

	Health Care (Continued)
44	Edwards Lifesciences Corporation (a)	$6,267
191	Eli Lilly and Company	15,947
338	Express Scripts Holding Company (a)	30,062
1,090	Gilead Sciences, Inc.	127,616
194	HCA Holdings, Inc. (a)	17,600
29	Henry Schein, Inc. (a)	4,121
91	Hologic, Inc. (a)	3,463
96	Hospira, Inc. (a)	8,516
51	Humana, Inc.	9,755
56	Illumina, Inc. (a)	12,228
11	Intuitive Surgical, Inc. (a)	5,330
1,128	Johnson & Johnson	109,935
42	Laboratory Corporation of America Holdings (a)	5,091
89	Mallinckrodt plc (a)	10,477
123	McKesson Corporation	27,652
44	Medivation, Inc. (a)	5,025
380	Medtronic plc	28,157
777	Merck & Company, Inc.	44,235
172	Mylan NV (a)	11,672
36	Omnicare, Inc.	3,393
69	Perrigo Company plc	12,753
1,426	Pfizer, Inc.	47,814
69	Quest Diagnostics, Inc.	5,004
37	Regeneron Pharmaceuticals, Inc. (a)	18,875
103	St Jude Medical, Inc.	7,526
132	Stryker Corporation	12,615
142	Thermo Fisher Scientific, Inc.	18,426
18	United Therapeutics Corporation (a)	3,131
411	UnitedHealth Group, Inc.	50,142
39	Universal Health Services, Inc.	5,542
89	Vertex Pharmaceuticals, Inc. (a)	10,990
26	Waters Corporation (a)	3,338
61	Zimmer Biomet Holdings, Inc.	6,663
104	Zoetis, Inc.	5,015
		1,143,157

The accompanying notes are an integral part of these financial statements.

Diamond Hill Valuation-Weighted 500 ETF

SCHEDULE OF INVESTMENTS
June 30, 2015 (Unaudited) (Continued)

Shares		Value

COMMON STOCKS (Continued)

	Industrials – 10.7%
252	3M Company	$38,883
79	Alaska Air Group, Inc.	5,090
827	American Airlines Group, Inc.	33,026
93	AMETEK, Inc.	5,095
61	B/E Aerospace, Inc.	3,349
154	Caterpillar, Inc.	13,062
67	C.H. Robinson Worldwide, Inc.	4,180
49	Cintas Corporation	4,145
438	CSX Corporation	14,301
81	Cummins, Inc.	10,626
268	Danaher Corporation	22,938
119	Deere & Company	11,549
882	Delta Air Lines, Inc.	36,232
58	Dover Corporation	4,070
201	Eaton Corporation plc	13,565
99	Emerson Electric Company	5,488
51	Equifax, Inc.	4,952
70	Expeditors International of Washington, Inc.	3,227
121	Fastenal Company	5,104
137	FedEx Corporation	23,345
62	Fluor Corporation	3,287
155	General Dynamics Corporation	21,962
3,451	General Electric Company	91,692
175	HD Supply Holdings, Inc. (a)	6,157
350	Honeywell International, Inc.	35,690
48	Icahn Enterprises LP	4,163
154	Illinois Tool Works, Inc.	14,137
121	Ingersoll-Rand plc	8,158
49	J.B. Hunt Transport Services, Inc.	4,022
260	JetBlue Airways Corporation (a)	5,398
46	Kansas City Southern	4,195
29	L-3 Communications Holdings, Inc.	3,288
128	Lockheed Martin Corporation	23,795
39	Macquarie Infrastructure Corporation	3,223
152	Masco Corporation	4,054
169	Nielsen NV	7,566

The accompanying notes are an integral part of these financial statements.

Diamond Hill Valuation-Weighted 500 ETF

SCHEDULE OF INVESTMENTS
June 30, 2015 (Unaudited) (Continued)

Shares		Value

COMMON STOCKS (Continued)

	Industrials (Continued)
148	Norfolk Southern Corporation	$12,929
84	Northrop Grumman Corporation	13,325
156	PACCAR, Inc.	9,954
34	Pall Corporation	4,231
57	Parker-Hannifin Corporation	6,631
123	Pentair plc	8,456
53	Precision Castparts Corporation	10,593
133	Raytheon Company	12,725
126	Republic Services, Inc.	4,935
47	Rockwell Automation, Inc.	5,858
54	Rockwell Collins, Inc.	4,987
39	Roper Technologies, Inc.	6,726
92	Sensata Technologies Holdings NV (a)	4,852
22	Snap-on, Inc.	3,504
553	Southwest Airlines Company	18,299
109	Spirit AeroSystems Holdings, Inc. (a)	6,007
64	Stanley Black & Decker, Inc.	6,735
32	Stericycle, Inc. (a)	4,285
111	Textron, Inc.	4,954
319	The Boeing Company	44,251
25	Towers Watson & Company	3,145
27	TransDigm Group, Inc. (a)	6,066
210	Tyco International plc	8,081
438	Union Pacific Corporation	41,773
510	United Continental Holdings, Inc. (a)	27,035
415	United Parcel Service, Inc.	40,218
55	United Rentals, Inc. (a)	4,819
375	United Technologies Corporation	41,598
91	Verisk Analytics, Inc. (a)	6,621
28	W.W. Grainger, Inc.	6,626
42	Wabtec Corporation	3,958
175	Waste Management, Inc.	8,112
		895,303
	Information Technology – 19.7%
246	Accenture plc	23,808
334	Activision Blizzard, Inc.	8,086

The accompanying notes are an integral part of these financial statements.

Diamond Hill Valuation-Weighted 500 ETF

SCHEDULE OF INVESTMENTS
June 30, 2015 (Unaudited) (Continued)

Shares		Value

COMMON STOCKS (Continued)

	Information Technology (Continued)
180	Adobe Systems, Inc. (a)	$14,582
69	Akamai Technologies, Inc. (a)	4,818
26	Alliance Data Systems Corporation (a)	7,590
65	Altera Corporation	3,328
117	Amphenol Corporation	6,782
116	Analog Devices, Inc.	7,445
3,104	Apple, Inc.	389,320
603	Applied Materials, Inc.	11,590
161	Automatic Data Processing, Inc.	12,917
250	Broadcom Corporation	12,873
2,042	Cisco Systems, Inc.	56,074
47	Citrix Systems, Inc. (a)	3,298
252	Cognizant Technology Solutions Corporation (a)	15,395
573	Corning, Inc.	11,306
394	eBay, Inc. (a)	23,735
215	Electronic Arts, Inc. (a)	14,298
688	EMC Corporation	18,156
27	F5 Networks, Inc. (a)	3,249
1,411	Facebook, Inc. (a)	121,014
107	Fidelity National Information Services, Inc.	6,613
95	Fiserv, Inc. (a)	7,869
37	FleetCor Technologies, Inc. (a)	5,774
141	Freescale Semiconductor, Ltd. (a)	5,636
277	Google, Inc. – Class A (a)	149,590
599	Hewlett-Packard Company	17,976
2,044	Intel Corporation	62,167
436	International Business Machines Corporation	70,920
138	Intuit, Inc.	13,906
184	Juniper Networks, Inc.	4,778
76	KLA-Tencor Corporation	4,272
83	Lam Research Corporation	6,752
92	Linear Technology Corporation	4,069
452	MasterCard, Inc.	42,253
107	Microchip Technology, Inc.	5,074
1,076	Micron Technology, Inc. (a)	20,272
3,404	Microsoft Corporation	150,286

The accompanying notes are an integral part of these financial statements.

Diamond Hill Valuation-Weighted 500 ETF

SCHEDULE OF INVESTMENTS
June 30, 2015 (Unaudited) (Continued)

Shares		Value

COMMON STOCKS (Continued)

	Information Technology (Continued)
200	NVIDIA Corporation	$4,022
1,586	Oracle Corporation	63,915
123	Paychex, Inc.	5,766
82	Qorvo, Inc. (a)	6,582
671	QUALCOMM, Inc.	42,025
54	Red Hat, Inc. (a)	4,100
247	salesforce.com, Inc. (a)	17,199
64	SanDisk Corporation	3,726
111	Seagate Technology plc	5,273
105	Skyworks Solutions, Inc.	10,931
214	Symantec Corporation	4,976
160	TE Connectivity, Ltd.	10,288
414	Texas Instruments, Inc.	21,325
197	The Western Union Company	4,005
943	Visa, Inc.	63,322
153	VMware, Inc. (a)	13,118
82	Western Digital Corporation	6,430
378	Xerox Corporation	4,022
91	Xilinx, Inc.	4,019
188	Yahoo!, Inc. (a)	7,387
		1,650,302
	Materials – 3.3%
76	Air Products & Chemicals, Inc.	10,399
911	Alcoa, Inc.	10,157
40	Ashland, Inc.	4,876
58	Ball Corporation	4,069
72	Celanese Corporation	5,175
95	CF Industries Holdings, Inc.	6,107
344	E. I. du Pont de Nemours & Company	21,999
65	Eastman Chemical Company	5,318
126	Ecolab, Inc.	14,247
124	FMC Corporation	6,516
471	Freeport-McMoRan, Inc.	8,770
198	International Paper Company	9,423
228	LyondellBasell Industries NV	23,603
34	Martin Marietta Materials, Inc.	4,811

The accompanying notes are an integral part of these financial statements.

Diamond Hill Valuation-Weighted 500 ETF

SCHEDULE OF INVESTMENTS
June 30, 2015 (Unaudited) (Continued)

Shares		Value

COMMON STOCKS (Continued)

	Materials (Continued)
68	MeadWestvaco Corporation	$3,209
216	Monsanto Company	23,023
180	Newmont Mining Corporation	4,205
140	Nucor Corporation	6,170
63	Packaging Corporation of America	3,937
110	PPG Industries, Inc.	12,619
110	Praxair, Inc.	13,151
67	Rock-Tenn Company	4,033
67	Sealed Air Corporation	3,442
36	Sigma-Aldrich Corporation	5,017
277	Southern Copper Corporation	8,147
459	The Dow Chemical Company	23,487
152	The Mosaic Company	7,121
46	The Sherwin-Williams Company	12,651
77	Vulcan Materials Company	6,463
34	W.R. Grace & Company (a)	3,410
		275,555
	Telecommunication Services – 2.7%
2,226	AT&T, Inc.	79,068
233	CenturyLink, Inc.	6,846
186	Level 3 Communications, Inc. (a)	9,797
65	SBA Communications Corporation (a)	7,473
3,990	Sprint Corporation (a)	18,195
390	T-Mobile US, Inc. (a)	15,120
1,804	Verizon Communications, Inc.	84,083
158	Zayo Group Holdings, Inc. (a)	4,064
		224,646
	Utilities – 2.4%
219	American Electric Power Company, Inc.	11,600
67	American Water Works Company, Inc.	3,258
307	Calpine Corporation (a)	5,523
133	Consolidated Edison, Inc.	7,698
228	Dominion Resources, Inc.	15,246
81	DTE Energy Company	6,046
292	Duke Energy Corporation	20,621

The accompanying notes are an integral part of these financial statements.

Diamond Hill Valuation-Weighted 500 ETF

SCHEDULE OF INVESTMENTS
June 30, 2015 (Unaudited) (Continued)

Shares		Value

COMMON STOCKS (Continued)

	Utilities (Continued)
133	Edison International	$7,392
84	Entergy Corporation	5,922
147	Eversource Energy	6,675
425	Exelon Corporation	13,354
251	FirstEnergy Corporation	8,170
204	NextEra Energy, Inc.	19,998
111	NiSource, Inc.	5,060
421	NRG Energy, Inc.	9,633
186	PG&E Corporation	9,133
253	PPL Corporation	7,456
235	Public Service Enterprise Group	9,231
84	SCANA Corporation	4,255
380	Southern Company	15,922
382	The AES Corporation	5,065
233	Xcel Energy, Inc.	7,498
		204,756
	TOTAL COMMON STOCKS (Cost $8,510,418)	8,354,508

MONEY MARKET FUNDS – 0.3%
26,512	First American Prime Obligation Class Z, 0.03%*	26,512
	TOTAL MONEY MARKET FUNDS (Cost $26,512)	26,512
	Total Investments (Cost $8,536,930) – 100.2%	8,381,020
	Liabilities in Excess of Other Assets – (0.2)%	(17,308)
	TOTAL NET ASSETS – 100.0%	$8,363,712

(a)	Non-income producing security.
(b)	Real Estate Investment Trusts (REITs)
*	The rate quoted is the annualized seven-day yield at June 30, 2015.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Diamond Hill Valuation-Weighted 500 ETF

STATEMENT OF ASSETS & LIABILITIES
At June 30, 2015 (Unaudited)

ASSETS
Investments in securities, at value (Cost $8,536,930)	$8,381,020
Cash	107
Interest and dividends receivable	6,739
Total assets	8,387,866

LIABILITIES
Payable for investments purchased	23,584
Management fees payable	570
Total liabilities	24,154

NET ASSETS	$8,363,712

Net assets consist of:
Paid-in capital	$8,518,470
Undistributed (accumulated) net investment income (loss)	14,999
Accumulated net realized gain (loss) on investments	(13,847)
Net unrealized appreciation (depreciation) on investments	(155,910)
Net assets	$8,363,712

Net asset value
Net assets	$8,363,712
Shares outstanding^	350,000
Net asset value, offering and redemption price per share	$23.90

^  No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

Diamond Hill Valuation-Weighted 500 ETF

STATEMENT OF OPERATIONS
Period Ended June 30, 2015 (Unaudited)*

INCOME:
Dividends (net of withholding tax $4)	$15,349
Interest	444
Total investment income	15,793

EXPENSES:
Management fees	3,575
Total expenses	3,575
Less: fees waived	(2,781)
Net expenses	794
Net investment income	14,999

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	(13,847)
Change in unrealized appreciation (depreciation) on investments	(155,910)
Net realized and unrealized gain (loss) on investments	(169,757)
Net increase (decrease) in net assets
resulting from operations	$(154,758)

*	The Fund commenced operations on May 11, 2015. The information presented is for the period from May 11, 2015 to June 30, 2015.

The accompanying notes are an integral part of these financial statements.

Diamond Hill Valuation-Weighted 500 ETF

STATEMENT OF CHANGES IN NET ASSETS

Period Ended
June 30, 2015*
(Unaudited)
OPERATIONS
Net investment income	$14,999
Net realized gain (loss) on investments	(13,847)
Change in unrealized appreciation (depreciation)
of investments	(155,910)
Net increase (decrease) in net assets
resulting from operations	(154,758)

CAPITAL SHARE TRANSACTIONS
Net proceeds from shares sold	8,518,470
Net increase (decrease) in net assets derived
from net share transactions (a)	8,518,470
Net increase (decrease) in net assets	8,363,712

NET ASSETS
Beginning of Period	$—
End of Period	$8,363,712
Undistributed (accumulated) net investment income	$14,999

(a) Summary of capital shares transactions is as follows:

	Period Ended June 30, 2015*
	(Unaudited)
	Shares	Amount
Subscriptions	350,000	$8,518,470
Redemptions	—	—
	350,000	$8,518,470

*	Fund commenced operations on May 11, 2015. The information presented is for the period from May 11, 2015 to June 30, 2015.

The accompanying notes are an integral part of these financial statements.

Diamond Hill Valuation-Weighted 500 ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	Period Ended
	June 30, 2015(1)
	(Unaudited)
Net asset value, beginning of period	$24.27

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(2)	0.06
Net realized and unrealized gain (loss) on investments	(0.43)
Total from investment operations	(0.37)

Net asset value, end of period	$23.90

Total return	-1.54	%(3)

SUPPLEMENTAL DATA:
Net assets at end of period (000’s)	$8,364

RATIOS TO AVERAGE NET ASSETS:
Expenses before fees waived	0.45	%(4)
Expenses after fees waived	0.10	%(4)
Net investment income (loss) to average net assets	1.85	%(4)

Portfolio turnover rate(5)	8	%(3)

(1)	Commencement of operations on May 11, 2015.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Diamond Hill Valuation-Weighted 500 ETF

NOTES TO FINANCIAL STATEMENTS
June 30, 2015 (Unaudited)

NOTE 1 – ORGANIZATION

Diamond Hill Valuation-Weighted ETF (the “Fund”) is a series of ETF Series Solutions (“ESS”) (the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012.  The Trust is registered with the SEC under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”).  The investment objective of the Fund is to seek capital appreciation, with a secondary focus on income.  The Fund commenced operations on May 11, 2015.

Shares of the Fund are listed and traded on NYSE Arca, Inc.  Market prices for the shares may be different from their net asset value (“NAV”).  The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 50,000 shares, called “Creation Units.”  Creation Units are issued and redeemed principally in-kind for securities included in a specified universe.  Once created, shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit.  Except when aggregated in Creation Units, shares are not redeemable securities of the Fund.  Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”).  An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor.  Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units.  Therefore, they are unable to purchase or redeem shares directly from the Fund.  Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front end sales load, no deferred sales charge, and no redemption fee.  A purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Unit of $500.  In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction.  There were no variable fees received for the period.  The Fund may issue an unlimited number of shares of beneficial interest, with no par value.  Shares of the Fund have equal rights and privileges.

Diamond Hill Valuation-Weighted 500 ETF

NOTES TO FINANCIAL STATEMENTS
June 30, 2015 (Unaudited) (Continued)

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.
Security Valuation.  All equity securities, including domestic and foreign common stocks, preferred stocks, exchange traded notes and real estate investment trusts that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded.  Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”).  If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used.  All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market.  If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.  Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.  Investments in other mutual funds, including money market funds, are valued at their NAV per share.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board.  When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures.  The use of fair value pricing by the Fund may cause the NAV of the shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of their investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar

Diamond Hill Valuation-Weighted 500 ETF

NOTES TO FINANCIAL STATEMENTS
June 30, 2015 (Unaudited) (Continued)

instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2015:

Description^	Level 1	Level 2	Level 3	Total
Common Stocks	$8,354,508	$—	$—	$8,354,508
Money Market Funds	26,512	—	—	26,512
Total Investments
in Securities	$8,381,020	$—	$—	$8,381,020

^ See Schedule of Investments for sector breakouts.
During the period ended June 30, 2015, the Fund did not recognize any transfers to or from Level 1, 2, or 3. Transfers between levels are recognized at the end of the reporting period.
B.
Federal Income Taxes.  The Fund complies with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund.  Therefore, no federal income tax provision is required.  As of and during the period ended June 30,

Diamond Hill Valuation-Weighted 500 ETF

NOTES TO FINANCIAL STATEMENTS
June 30, 2015 (Unaudited) (Continued)

2015, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority.  As of and during the period ended June 30, 2015, the Fund did not have liabilities for any unrecognized tax benefits.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations.  During the period ended June 30, 2015, the Fund did not incur any interest or penalties.  The Fund is subject to examination by U.S. taxing authorities for the tax periods since the Fund’s commencement of operations.

C.
Security Transactions and Investment Income.  Investment securities transactions are accounted for on the trade date.  Gains and losses realized on sales of securities are determined on a specific identification basis.  Dividend income is recorded on the ex-dividend date.  Interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

D.
Distributions to Shareholders.  Distributions to shareholders from net investment income for the Fund are declared and paid on a quarterly basis and net realized gains on securities normally are declared and paid on an annual basis.  Distributions are recorded on the ex-dividend date.

E.
Use of Estimates.  The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period.  Actual results could differ from those estimates.

F.
Share Valuation.  The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent.  The Fund’s shares will not be priced on the days on which the NYSE is closed for trading.  The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.

G.
Guarantees and Indemnifications.  In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss to be remote.

Diamond Hill Valuation-Weighted 500 ETF

NOTES TO FINANCIAL STATEMENTS
June 30, 2015 (Unaudited) (Continued)

H.
Subsequent Events.  In preparing these financial statements, Management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued.  There were no events or transactions that occurred during the period subsequent to June 30, 2015, that materially impacted the amounts or disclosures in the Fund’s financial statements.

I.
Recent Accounting Pronouncement.  In June 2014, the Financial Accounting Standard Board issued ASU No. 2014-11 “Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures.” ASU No. 2014-11 makes limited changes to the accounting for repurchase agreements, clarifies when repurchase agreements and securities lending transactions should be accounted for as secured borrowings, and requires additional disclosures regarding these types of transactions.  The guidance is effective for fiscal years beginning on or after December 15, 2014, and for interim periods within those fiscal years.  Management has evaluated and determined these changes have no impact on the Fund’s financial statement disclosures.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Diamond Hill Capital Management, Inc. (“the Adviser”), serves as the investment adviser to the Fund.  Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust.  Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, dividends on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses.  For services provided to the Fund, the Fund pays the Adviser 0.45% at an annual rate based on the Fund’s average daily net assets.  The Fund’s Adviser has agreed to waive 0.35% of its Adviser fees for the Fund until at least April 30, 2016.  This agreement may be terminated only by, or with the consent of, the Board.

U.S. Bancorp Fund Services, LLC (“USBFS” or “Administrator”) acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; monitors the activities of the Fund’s custodian, transfer agent and fund

Diamond Hill Valuation-Weighted 500 ETF

NOTES TO FINANCIAL STATEMENTS
June 30, 2015 (Unaudited) (Continued)

accountant.  USBFS also serves as the transfer agent to the Fund.  U.S. Bank N.A., an affiliate of USBFS, serves as the Fund’s custodian.

Quasar Distributors, LLC, (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  The Distributor is an affiliate of the Administrator.

A Trustee and all Officers of the Trust are affiliated with the Administrator, Distributor, and Custodian.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2015, purchases and sales of securities were $557,420 and $523,729, respectively.

There were no purchases or sales of U.S. Government securities.

For the period ended June 30, 2015, in-kind transactions associated with creations and redemptions were $8,496,962 and $0, respectively.

NOTE 5 – TAX COST BASIS

The Fund commenced operations on May 11, 2015; therefore, there is no tax information available as of June 30, 2015.

Diamond Hill Valuation-Weighted 500 ETF

APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATION
(Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on February 19, 2015 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) considered the approval of the Advisory Agreement (the “Advisory Agreement”) between Diamond Hill Capital Management, Inc. (the “Adviser”) and the Trust, on behalf of the Diamond Hill Valuation-Weighted 500 ETF (the “Fund”).

Prior to the Meeting, the Board, including the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials from the Adviser regarding, among other things: (i) the nature, extent and quality of the services to be provided to the Fund by the Adviser; (ii) historical performance of a limited partnership managed by the Adviser and using the same strategy as the Fund; (iii) the Adviser’s costs and profits it will realize in providing its services, including any fall-out benefits enjoyed by the Adviser; (iv) comparative fee and expense data for the Fund; (v) the extent to which the Agreement reflects economies of scale shared with Fund shareholders; and (vi) other factors the Board deemed to be relevant.

Prior to the Meeting, representatives from the Adviser, along with other service providers of the Fund, presented additional oral and written information to help the Board evaluate the Adviser’s fees and other aspects of the Agreement.  Among other things, representatives from the Adviser provided overviews of their advisory business, including investment personnel and investment processes.  The Board then discussed the written materials that it received before the Meeting, the oral presentations and any other information that the Board received at the Meeting, and deliberated on the approval of the Agreement in light of this information.  In its deliberations, the Board did not identify any single piece of information discussed below that was all-important or controlling.

Approval of the Advisory Agreements with the Adviser

Nature, Extent and Quality of Services Provided.  The Trustees considered the scope of services provided under the Advisory Agreement, noting that the Adviser will be providing investment management services to the Fund.  In considering the nature, extent and quality of the services provided by the Adviser, the Board considered the quality of the Adviser’s compliance infrastructure and the report from the Trust’s Chief Compliance Officer regarding his review of the Adviser’s compliance program.  The Board considered that it had previously discussed with the Adviser the background and experience of key personnel at the Adviser, as well as the financial and operational resources available to the firm.

In considering the nature, extent and quality of the services to be provided by the Adviser, the Board also considered the Adviser’s experience providing

Diamond Hill Valuation-Weighted 500 ETF

APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATION
(Unaudited) (Continued)

investment management services to mutual funds and private funds.  The Board noted that it had received a copy of the Adviser’s registration form (“Form ADV”), as well as the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the firm’s key compliance personnel, the ownership structure of the firm and its affiliates, and the firm’s financial resources.  The Board noted that the Adviser has an affiliated broker-dealer, but that the affiliate was a limited-purpose broker-dealer, does not execute any trades for the Adviser and would not handle trades for the Fund.

The Board also considered other services to be provided to the Fund, such as monitoring adherence to the Fund’s investment restrictions and monitoring compliance with various Fund policies and procedures and with applicable securities regulations.  Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Fund by the Adviser.

Historical Performance.  The Board noted that the Fund had not yet commenced operations.  Consequently, the Board concluded that performance of the Fund was not a relevant factor to their deliberations.  The Board also considered the performance of the Adviser’s private fund that uses the same underlying index as the Fund and noted that the private fund had performed in line with or slightly outperformed the S&P 500 Index for each calendar year since its inception.  However, the Board noted that the private fund had only been in operation for three years and consequently, had only a limited period of time for which the Board could consider its performance.

Cost of Services Provided and Economies of Scale.  The Board reviewed the estimated expense ratio for the Fund and compared its expense ratio to the universe of Large Cap Value ETFs reported by Morningstar.  The Board noted that the Fund’s total expense ratio was slightly higher than that of its peer group average; however, the Board further noted that the Adviser had agreed to waive a portion of the Fund’s management fee for at least the first year, which would reduce the net fee paid by shareholders to one in the lowest quartile within the Fund’s peer group.  The Board took into consideration that the advisory fee for the Fund was a “unified fee,” meaning that the Fund would pay no expenses other than the advisory fee and certain other costs such as interest, brokerage and extraordinary expenses and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan.  The Board noted that the Adviser would be responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses out of its own fee and resources.  The Board further considered the fees charged by the Adviser to the private fund that uses the same underlying index and noted that, after taking into account the Fund’s fee waiver, the expense ratio for the Fund would be less than the fee charged for the

Diamond Hill Valuation-Weighted 500 ETF

APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATION
(Unaudited) (Continued)

private fund.  The Board also evaluated the compensation and benefits expected to be received by the Adviser from its relationship with the Fund, taking into account an analysis of the Adviser’s profitability with respect to the Fund.

The Board determined that the Adviser is likely to realize economies of scale in managing the Fund as assets grow in size.  The Board further determined that, based on the amount and structure of the Fund’s unitary fee, such economies of scale, if any, are currently shared with Fund shareholders, although the Board intends to monitor fees as the Fund grows in size and assess whether fee breakpoints may be warranted.

Conclusion.  No single factor was determinative of the Board’s decision to approve the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it.  Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund.  The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Advisory Agreement was in the best interests of the Fund and its shareholders.

Diamond Hill Valuation-Weighted 500 ETF

EXPENSE EXAMPLE
For the Period Ended June 30, 2015 (Unaudited)

As a shareholder of Diamond Hill Valuation-Weighted 500 ETF (the “Fund”) you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 11, 2015 – June 30, 2015).

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares.  Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.  If these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	May 11, 2015	June 30, 2015	During the Period(1)
Actual	$1,000	$ 984.60	$0.14
Hypothetical (5% annual	$1,000	$1,024.79	$0.50
return before expenses)

(1)
The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by the number of days in the most recent six-month period and divided by the number of days in the most recent twelve month period.

Diamond Hill Valuation-Weighted 500 ETF

INFORMATION ABOUT THE PORTFOLIO HOLDINGS
(Unaudited)

The Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Form N-Q.  The Fund’s Form N-Q is available without charge, upon request, by calling toll-free at (800) 617-0004.  Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov.  The Fund’s portfolio holdings are posted on its website at www.diamond-hill.com daily.

INFORMATION ABOUT PROXY VOTING
(Unaudited)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”).  The SAI is available without charge upon request by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.diamond-hill.com.

Information regarding how the Fund voted proxies relating to portfolio securities during the twelve months ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

Diamond Hill Valuation-Weighted 500 ETF

PRIVACY POLICY
(Unaudited)

The Fund collects non-public information about you from the following sources:

•  Information we receive about you on applications or other forms;

•  Information you give us orally; and

•  Information about your transactions with us or others.

The Fund does not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  The Fund may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund.  The Fund will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.  The Fund maintains physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your non-public information with the same high degree of confidentially.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared by those entities with unaffiliated third parties.

(This Page Intentionally Left Blank.)

Adviser
Diamond Hill Capital Management, Inc.
325 John H. McConnell Blvd. Suite 200
Columbus, Ohio 43215

Index Provider
Diamond Hill Capital Management, Inc.
325 John H. McConnell Blvd. Suite 200
Columbus, Ohio 43215

Distributor
Quasar Distributors, LLC
615 East Michigan Street, 4th Floor
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Cohen Fund Audit Services, Ltd.
800 Westpoint Parkway, Suite 1100
Westlake, Ohio 44145-1524

Legal Counsel
Morgan, Lewis & Bockius LLP
2020 K Street NW
Washington, DC 20006-1806

Diamond Hill Valuation-Weighted 500 ETF
Symbol – DHVW
CUSIP – 26922A875

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annul reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  ETF Series Solutions

By (Signature and Title)*              /s/ Paul R. Fearday
           Paul R. Fearday, Principal Executive Officer

Date     September 2, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*              /s/  Paul R. Fearday
   Paul R. Fearday, Principal Executive Officer

Date     September 2, 2015
By (Signature and Title)*              /s/ Kristen M. Weitzel
   Kristen M. Weitzel, Treasurer

Date     September 2, 2015

* Print the name and title of each signing officer under his or her signature.